Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2022
Restricted Cash [Abstract]
Schedule of Restricted Cash
Restricted cash is comprised of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Restricted cash relating to the issuance of guarantees	6.7	10.0
Restricted cash relating to debt financings	1.1	1.1
Restricted cash relating to other	0.3	—
Total restricted cash	8.1	11.1
Less: amounts included in current restricted cash	(1.4)	(3.3)
Non-current restricted cash	6.7	7.8